Income Taxes - Summary of Profit / (Loss) Before Income Taxes (Details) ¥ in Thousands, $ in Thousands	12 Months Ended
	Dec. 31, 2019 USD ($)	Dec. 31, 2019 CNY (¥)	Dec. 31, 2018 CNY (¥)	Dec. 31, 2017 CNY (¥)
Income Tax Disclosure [Line Items]
Total loss before income taxes	$ (15,753)	¥ (109,679)	¥ (66,167)	¥ (94,271)
Cayman Islands
Income Tax Disclosure [Line Items]
Total loss before income taxes	(2,401)	(16,716)	6,622	(10,584)
British Virgin Islands
Income Tax Disclosure [Line Items]
Total loss before income taxes	(4)	(30)	(25)	(2)
Hong Kong
Income Tax Disclosure [Line Items]
Total loss before income taxes	(445)	(3,097)	208	(34)
China
Income Tax Disclosure [Line Items]
Total loss before income taxes	$ (12,903)	¥ (89,836)	¥ (72,972)	¥ (83,651)